Short-Term Loans and Long-Term Debt - Additional Information (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Short-term loans consisting of bank borrowings	¥ 46,461	¥ 40,800
Weighted average interest rate on short-term borrowings	0.26%	0.21%
Unused borrowing capacity	¥ 750,000